Trade Accounts Receivable and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2023
Trade Accounts Receivable and Other Current Assets
Schedule of other current assets

	At December 31,	At December 31,
(U.S. Dollars in thousands)	2023	2022
Trade receivables	$4,882	$7,662
Trade receivables due from KNOT and affiliates (see Note 19 (d))	—	1,405
Insurance claims for recoveries (see Notes 8 and 20)	124	2,112
Refund of value added tax	1,254	1,173
Prepaid expenses	1,568	1,311
Other receivables	967	1,865
Total other current assets	$8,795	$15,528